Goodwill and Intangible Assets, Net - Summary of Company's Intangible Assets (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥) item grade	Dec. 31, 2019 CNY (¥)
Intangible assets
Impairment loss relating to intangible assets and other non-current assets	¥ 3,120,425	¥ 8,932,439
Education assessment caseware
Intangible assets
Number of subjects included | item	3
Number of grades of junior and senior high school included | grade	6
Impairment loss relating to intangible asset	¥ 3,120,425
Software platform of Project Shuang Chuang
Intangible assets
Impairment loss relating to intangible asset		8,128,194
Impairment loss relating to intangible assets and other non-current assets		8,932,439
Impairment loss relating to other non-current assets		¥ 804,245